Introduction and overview of Group's risk management	12 Months Ended
Dec. 31, 2021
Introduction and overview of Group's risk management
Introduction and overview of Group's risk management

4.Introduction and overview of Group’s risk management

The Group’s activities expose it to a variety of financial risks including market risk (foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Group’s Executive Committee is responsible for developing and monitoring the Group’s risk management policies.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to establish appropriate risk appetite and controls, and to monitor risks and adherence to our risk appetite. Risk management policies and systems are reviewed regularly by the executive management to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

The Board, through the Audit Committee, oversees how management monitors compliance with the Group’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The Board is supported by various management functions that check and undertake both regular and ad hoc reviews of compliance with established controls and procedures.

(a)Derivative instruments

Derivatives are only used for economic hedging purposes and not as speculative investments. Derivatives do not meet the criteria for hedge accounting and are therefore classified as financial instruments through fair value through profit or loss.

●	Non-deliverable forwards (NDFs) — The calculation of an NDF fair value is based on the difference between the contracted exchange rate and the anticipated spot exchange rate at the relevant period. The rate applied to represent the anticipated spot exchange rate requires judgement given the limited market liquidity in Nigeria. The Group has determined that the spot NAFEX exchange rate obtained from FMDQ OTC securities exchange is the most appropriate rate. The gain or loss at the settlement date is calculated by taking the difference between the agreed upon contract exchange rate (NGN/USD) and the spot rate at the time of settlement, for an agreed upon notional amount of funds.
●	Embedded options within listed bonds — The bonds issued by IHS Netherlands Holdco B.V. in October 2016 and September 2019 and the bonds issued by IHS Holding Limited in November 2021 have embedded options which allow early redemption at the option of the issuer and holder upon the occurrence of specified events. These are accounted for as derivatives at fair value through profit or loss.
●	Embedded derivatives within revenue contracts — The embedded derivatives within revenue contracts represent the fair value of the US$ linked components of the Group’s revenue contracts with customers, where such US$ linked components are translated to local currency at the time of billing using a fixed, pre-determined exchange rate or an exchange rate which is not referenced to a liquid market exchange rate. These are accounted for as derivatives at fair value through profit or loss.

(b)Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The Group manages market risks by keeping costs low through various cost optimization programs. Moreover, market developments are monitored and discussed regularly, and mitigating actions are taken where necessary.

(i)Foreign exchange risk

The Group operates internationally and is exposed to foreign exchange risk arising from currency exposures other than the US Dollar. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations.

The Group is exposed to risks resulting from fluctuations in foreign currency exchange rates. A material change in the value of any such foreign currency could result in a material adverse effect on the Group’s cash flow and future profits. The Group is exposed to foreign exchange risk to the extent that balances and transactions are denominated in a currency other than the functional currency in which they are measured.

In managing foreign exchange risk, the Group aims to reduce the impact of short-term fluctuations on earnings. The Group has no export sales, but it has customers that are either contracted using fees quoted in US Dollars or other foreign currencies, but with foreign exchange indexation. The Group’s significant exposure to currency risk relates to its loan facilities that are mainly in foreign currencies. The Group manages foreign exchange risk through the use of derivative financial instruments such as currency swaps and forward contracts. The Group monitors the movement in the currency rates on an ongoing basis.

Currency exposure arising from assets and liabilities denominated in foreign currencies is managed primarily by setting limits on the percentage of net assets that may be invested in such deposits.

Sensitivity analysis

The table below shows the impact on the Group’s loss if the exchange rate between the following currencies to US Dollars had increased or decreased, with all other variables held constant. The rate of change was determined by an assessment of a reasonable or probable change in the exchange rate being applied as at December 31. The impact is based on external and intercompany loans.

		Effect on	Effect on	Effect on	Effect on	Effect on
	Effect on	Rwandan	Nigerian	Zambian	Brazilian	Kuwaiti
	Euro	Franc	Naira	Kwacha	Real	Dinar
	$’000	$’000	$’000	$’000	$’000	$’000
2021
Rate of change	5%	5%	5%	5%	5%	5%
Effect of US Dollar weakening on loss	(15,726)	(3,284)	(106,595)	(11,078)	(15,502)	(424)
Effect of US Dollar strengthening on loss	15,726	3,284	106,595	11,078	15,502	424

2020
Rate of change	5%	5%	5%	5%	5%	5%
Effect of US Dollar weakening on loss	(18,652)	(3,522)	(114,799)	(10,808)	(14,302)	(250)
Effect of US Dollar strengthening on loss	18,652	3,522	114,799	10,808	14,302	250

2019
Rate of change	5%	5%	5%	5%	5%	5%
Effect of US Dollar weakening on loss	(11,740)	(6,308)	(104,540)	(9,807)	n.a	n.a
Effect of US Dollar strengthening on loss	11,740	6,308	104,540	9,807	n.a	n.a

This analysis excludes the natural hedging arising from contracts with customers in the Nigeria, Zambia and Rwanda operations, which are either wholly or partly linked to the US Dollar exchange rate. It is, however, impracticable to incorporate the impact of this US Dollar component in the above analysis due to the complexity of the contracts and the timing of any devaluation event.

The Group is exposed to foreign exchange exposure that arises on intercompany loans denominated in US Dollars and Euro at a subsidiary level as a result of loan revaluations in local functional currency at period ends. The balances, as translated into US$, of the foreign denominated intercompany loans in the local books of the subsidiaries are:

	Nigerian	Rwandan	Zambian	Brazilian	Kuwaiti
	Naira	Franc	Kwacha	Real	Dinar	US Dollar
	$’000	$’000	$’000	$’000	$’000	$’000
2021
US Dollar loan	2,037,580	65,679	128,084	310,047	8,476	—
Euro loan	—	—	—	—	—	290,346

2020
US Dollar loan	2,189,385	56,449	119,245	286,032	5,007	—
Euro loan	—	—	—	—	—	331,668

The summary of quantitative data about the Group’s exposure to foreign exchange risk (balances excluding inter-company balances, and in currencies other than the local functional currency) is as follows:

	2021	2020
	$’000	$’000

Trade receivables	36,629	18,596
Cash and cash equivalents	43,928	52,569
Trade payables	(28,707)	(34,351)
Borrowings	(211,961)	(258,859)
Net exposure	(160,111)	(222,045)

(ii)Interest rate risk

The Group’s main interest rate risk arises from long term borrowings with variable rates, which expose the Group to cash flow interest rate risk.

The Group’s fixed rate borrowings and receivables are carried at amortized cost. They are therefore not subject to interest rate risk as defined in IFRS 7, since neither the carrying amount nor the future cash flows will fluctuate because of a change in market interest rates. The Group manages interest rate risk through the use of derivative financial instruments such as interest rate caps or by issuing fixed rate debt.

The table below shows the impact on the Group’s post tax loss if the interest rates increased or decreased by 1% (2020: 1%, 2019: 1%).

	2021	2020	2019
	$'000	$'000	$'000

Effect of 1% (2020 and 2019: 1%) increase on post tax loss	6,343	5,850	3,041
Effect of 1% (2020 and 2019: 1%) decrease on post tax loss	(6,079)	(6,035)	(2,681)

(c)Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables and committed transactions. Credit risk is managed on a Group basis. The Group accounts for the write-off of a trade receivable when a specific customer is assessed to be uncollectible, based on a review of their specific trading circumstances, credit quality and continuing poor payment performance of the specific customer.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the end of the reporting period was:

	2021	2020
	$’000	$'000

Other receivables (note 19)	199,136	85,011
Derivative financial instrument assets (note 18)	165,100	182,691
Trade receivables (net) (note 19)	222,789	200,652
Cash and cash equivalents (note 20)	916,488	585,416
	1,503,513	1,053,770

No impairment allowance is recorded at December 31, 2021 in respect of cash and cash equivalents and other receivables (2020:nil). Derivative financial instruments are carried at fair value through profit or loss. Any fair value gains or losses are recognized in profit or loss during the period.

Credit ratings

The Group works with approved banks and financial institutions which it believes are financially sound, including by reference to their external ratings.

The credit ratings of the Group’s other receivables at December 31, 2021 and 2020 are based on publicly reported Fitch ratings:

	2021	2020
	$’000	$'000
Other receivables
AA+	—	4,650
B	145,300	4,881
B-	7,418	14,273
BB-	6,665	7,045
Not rated	39,753	54,162
	199,136	85,011

Refer to note 18 and note 20 for the credit ratings of derivative financial instrument assets and cash and cash equivalents respectively.

The finance department assesses the credit quality of a customer, taking into account its financial position, past experience and other factors. The compliance with credit limits by customers is regularly monitored by line management.

The Group utilizes data analysis and market knowledge to determine the concentration of its risks by reference to independent and internal ratings of customers. The assessment of the concentration risk is consistent with the overall risk appetite as established by the Group.

The Group’s credit concentration is based on internal ratings. The finance department classifies customers as first tier and second tier customers based on sales revenue from each customer during the period. First tier customers are the two to five customers that contributed 80% and above of total revenue and represent the major mobile network operators in our markets while second tier customers are the customers that contributed 20% and below of total revenue and typically represent ISPs or mobile operators with smaller or regional network footprints.

	Internal Credit rating
2021	First tier	Second tier	Total
	$'000	$'000	$'000

Accrued Revenue	102,931	438	103,369
Not due	37,238	2,712	39,950
0-30 days	15,113	1,419	16,532
31-60 days	25,585	2,824	28,409
61-90 days	8,024	1,964	9,988
Over 90 days	28,941	46,585	75,526
Gross trade receivables	217,832	55,942	273,774
Impairment allowance	(6,682)	(44,304)	(50,986)
Net trade receivables	211,150	11,638	222,788

	Internal Credit rating
2020	First tier	Second tier	Total
	$'000	$'000	$'000

Accrued Revenue	89,138	822	89,960
Not due	18,772	181	18,953
0-30 days	3,616	204	3,820
31-60 days	26,393	883	27,276
61-90 days	2,588	2,254	4,842
Over 90 days	129,056	60,545	189,601
Gross trade receivables	269,563	64,889	334,452
Impairment allowance	(84,219)	(49,581)	(133,800)
Net trade receivables	185,344	15,308	200,652

Over the term of trade receivables, the Group accounts for its credit risk by appropriately providing for expected credit losses on a timely basis on a customer by customer basis. In calculating the expected credit loss for each customer, the Group considers historical loss rates, available information on the customer’s financial position and adjusts for forward looking macroeconomic data.

Impairment allowances, derived in accordance with the policy described in note 2.17.4, predominantly relate to provisions representing a significant proportion of the aged balances due from a small number of customers with poor payment history.

The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2021	2020	2019
	$'000	$'000	$'000

Opening balance	133,800	133,889	110,615
(Decrease)/Increase in impairment provision	(34,117)	13,081	27,944
Written-off during the year	(67,053)	(2,106)	(5,591)
Foreign exchange	(1,567)	(11,064)	921
	31,063	133,800	133,889

(d)Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group has a clear focus on ensuring sufficient access to capital to finance growth and to refinance maturing debt obligations. As part of the liquidity management process, the Group has various credit arrangements with some banks which can be utilized to meet its liquidity requirements. At the end of the reporting period, the Group had $2.7 billion (2020: $2.3 billion) utilized of $3.5 billion (2020: $2.6 billion) credit facilities with its financiers.

Typically, the credit terms with customers are more favorable compared to payment terms from its vendors in order to help provide sufficient cash on demand to meet expected operational expenses, including the servicing of financial obligations. This excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

The table below analyzes the Group’s financial liabilities including estimated interest payments and excluding the impact of netting agreements into relevant maturity groupings based on the remaining period from the end of the reporting period to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	2 - 3 years	4 - 5 years	Over 5 years	Total
	$'000	$'000	$'000	$'000	$'000
2021
Trade payables (note 21)	342,841	—	—	—	342,841
Other payables (note 21)	78,193	312	—	—	78,505
Payroll and other related statutory liabilities (note 21)	53,446	—	—	—	53,446
Lease liabilities (note 23)	54,303	106,015	99,573	440,986	700,877
Bank and bond borrowings	363,345	657,292	1,008,212	1,515,659	3,544,508
	892,128	763,619	1,107,785	1,956,645	4,720,177
2020
Trade payables (note 21)	301,813	—	—	—	301,813
Other payables (note 21)	72,286	9,565	—	—	81,851
Payroll and other related statutory liabilities (note 21)	27,476	—	—	—	27,476
Lease liabilities (note 23)	39,677	152,386	44,294	217,233	453,590
Bank and bond borrowings	292,945	601,981	949,481	1,116,712	2,961,119
	734,197	763,932	993,775	1,333,945	3,825,849

(e)Capital risk management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Group monitors capital on the basis of the leverage ratio to optimize market pricing, such that Net Debt (loan principal outstanding less cash and cash equivalents) to Adjusted Earnings Before Interest, Tax, Depreciation and Amortization (Adjusted EBITDA) would be within a long term target leverage of 3.0x and 4.0x (2020: 3.0x and 4.0x), subject to various factors such as the availability and cost of capital and the potential long term return on our discretionary investments. We may fall outside of the target range in the shorter term to accommodate acquisitions or other restructurings.

Segment Adjusted EBITDA as defined by the Group is profit/(loss) for the period before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of withholding tax receivables, business combination transaction costs, impairment of property, plant and equipment and related prepaid land rent on the decommissioning of sites, net (profit)/loss on sale of assets, share-based payment (credit)/expense, insurance claims, provisions for bad or doubtful debts related to one Key Customer as a result of its restructuring, listing costs and certain other items that management believes are not indicative of the core performance of its business.

The Group’s net leverage ratios are shown in the table below:

	2021	2020
	$’000	$'000

Bank and bond borrowings (note 22)	2,609,090	2,203,209
Lease liabilities (note 23)	376,101	314,747
Less: Cash and cash equivalents (note 20)	(916,488)	(585,416)
Net debt	2,068,703	1,932,540

Segment Adjusted EBITDA	926,396	819,014
Management net leverage ratio	2.2x	2.4x

Fair value hierarchy

The table below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).
●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).
●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following table presents the Group’s financial instruments that are measured at fair value at December 31, 2021 and 2020.

	Level 1	Level 2	Level 3	Total
2021	$'000	$'000	$'000	$'000

Fair value through other comprehensive income financial assets	11	—	—	11
Embedded options within listed bonds (note 18)	—	165,100	—	165,100
Non-deliverable forwards (NDF) (note 18)	—	(3,771)	—	(3,771)
	11	161,329	—	161,340

	Level 1	Level 2	Level 3	Total
2020	$'000	$'000	$'000	$'000

Fair value through other comprehensive income financial assets	8	—	—	8
Embedded options within listed bonds (note 18)	—	155,196	—	155,196
Non-deliverable forwards (NDF) (note 18)	—	27,495	—	27,495
Embedded derivatives within revenue contracts (note 18)	—	—	(7,285)	(7,285)
	8	182,691	(7,285)	175,414

As at the end of the reporting period, the Group has both level 1,level 2 and level 3 financial instruments.

Financial instruments in level 1

The fair value of financial instruments traded in active markets is based on quoted market prices at the reporting date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1. Instruments included in level 1 comprise investment in marketable securities and classified as fair value through other comprehensive income financial assets.

Financial instruments in level 2

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. Instruments included in level 2 comprise primarily of Non deliverable forwards (NDF), options embedded in the bond and share-based payments. Their fair values are determined based on mark to market values provided by the counterparty financial institutions or valuation techniques using observable market data.

Financial instruments in level 3

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined by using valuation techniques. These valuation techniques are not based on observable market data and rely on entity or market specific estimates. If all significant inputs required to fair value an instrument are not observable, the instrument is included in level 3. Instruments included in level 3 are the bifurcated embedded derivatives within revenue host contracts for the year ended December 31, 2020. There were no level 3 financial instruments for the year ended December 31, 2021 and December 31, 2019.

Reconciliation of Level 3 fair value measurements of financial instruments

	2021	2020
	$'000	$'000
Opening balance at January 1	7,285	—
Recognition of embedded derivatives within revenue contracts	—	7,575
Change in fair value	(7,231)	(169)
Foreign exchange translation impact	(54)	(121)
Closing balance at December 31	-	7,285

Fair value estimation

	2021		2020
	Carrying		Carrying
	value	Fair value	value	Fair value
Financial liabilities	$'000	$'000	$'000	$'000

Bank and bond borrowings (note 22)	2,609,090	2,668,792	2,203,209	2,230,846
	2,609,090	2,668,792	2,203,209	2,230,846

The fair values of non-current liabilities are based on discounted cash flows using a current borrowing rate.

The fair value of current assets and current liabilities are not materially different from their carrying values.

Financial instruments by category

The Group’s financial instruments are categorized as follows:

Financial assets		Fair value
		through other	Fair value
	Amortized	comprehensive	through profit
	cost	income	or loss	Total
	$'000	$'000	$'000	$'000
2021
Trade receivables (note 19)	222,789	—	—	222,789
Other receivables (note 19)	199,136	—	—	199,136
Cash and cash equivalents (note 20)	916,488	—	—	916,488
Fair value through other comprehensive income financial assets	—	11	—	11
Derivative financial instruments assets (note 18)	—	—	165,100	165,100
	1,338,413	11	165,100	1,503,524

2020
Trade receivables (note 19)	200,652	—	—	200,652
Other receivables (note 19)	85,011	—	—	85,011
Cash and cash equivalents (note 20)	585,416	—	—	585,416
Fair value through other comprehensive income financial assets	—	8	—	8
Derivative financial instruments assets (note 18)	—	—	182,691	182,691
	871,079	8	182,691	1,053,778

Fair value through other comprehensive income financial assets (IFRS 9) are marketable securities in various financial institutions in Nigeria.

Financial liabilities		Fair value
		through profit
	Amortized cost	or loss	Total
	$'000	$'000	$'000
2021
Bank and bond borrowings (note 22)	2,609,090	—	2,609,090
Trade payables (note 21)	342,841	—	342,841
Other payables (note 21)	78,505	—	78,505
Derivative financial instruments liabilities (note 18)	—	3,771	3,771
Lease liabilities (note 23)	376,101	—	376,101
	3,406,537	3,771	3,410,308

2020
Bank and bond borrowings (note 22)	2,203,209	—	2,203,209
Trade payables (note 21)	301,813	—	301,813
Other payables (note 21)	72,286	—	72,286
Derivative financial instruments liabilities (note 18)	—	7,285	7,285
Lease liabilities (note 23)	314,747	—	314,747
	2,892,055	7,285	2,899,340

The fair values of non-current liabilities are based on discounted cash flows using a current borrowing rate. The fair values of trade payable and other current liabilities are not materially different from carrying values.